January 31, 1998


PHOENIX
ABERDEEN


SEMIANNUAL REPORT


[ARROW] PHOENIX-ABERDEEN NEW
        ASIA FUND

[ARROW] PHOENIX-ABERDEEN GLOBAL
        SMALL CAP FUND



[Phoenix Duff & Phelps Logo]

--------------------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
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


NEW ASIA SERIES

INVESTOR PROFILE

     Phoenix-Aberdeen New Asia Fund is designed for investors seeking long-term capital appreciation. Investors should note that foreign investment involves special risks, such as currency fluctuation, less public disclosure and economic and political risks.

INVESTMENT ADVISER'S REPORT

     For the six-month reporting period ended January 31, 1998, Class A shares had a negative 35.75% return and Class B shares were down 36.10% compared with a negative return of 39.46% for the Morgan Stanley All Country Asia Pacific ex Japan Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     The recent downturn in Southeast Asian markets has been profligate, with signs of cracks in the Asian economic miracle. Thailand has been the chief upset with its problems part-political, part-economic, culminating in a devaluation of the currency in July. Bad lending practices have run unchecked, with funds channeled into non-productive assets like property. As the economy has slowed, the corporate sector has been left with a large debt overhang, and many of the finance houses are technically bankrupt. Although the economy will slow dramatically and corporate earnings will plummet, for us as investors, the emphasis must be on the quality of business, management and financials.

     Thailand's crisis has had a ripple effect throughout Southeast Asia, causing a fallout in stock markets and currencies, notably in Indonesia, Korea, Malaysia and the Philippines. The question now is whether "Asia's financial crisis" is deeper than first believed. Our view is that it remains country-specific, although the lessons will have to be absorbed across the region.

     Broadly speaking, the currency shock has taught governments that access to international capital markets cannot be on their own terms. In addition, we have always been wary of the region's obsession with mega projects and the belief that property can only rise in value. Recent events demand that companies re-assess these preconceptions and focus instead on building solid businesses.

     We believe that the turnaround in stock markets and in economies can be rapid simply because the affected countries do not have the strength to resist. In an economic time scale this would mean in 18 months time onwards, whereas given that the markets act as a discounting mechanism, it could be a lot sooner for the financial markets. Encouragingly, the Indonesian government has concluded an agreement with the IMF for a stabilization package of approximately $23 billion (U.S. dollars), with promises to restructure banks, reform the tax system and cut tariff and trade barriers. The government introduced a temporary halt to the servicing of foreign debt by local corporates, thus paving the way for companies and banks to start talks on a framework for rescheduling loans. At the same time, new measures were announced to try and restore confidence in the country's banking system with the government undertaking to guarantee the debts and deposits of all Indonesian banks for at least two years. Curbs on foreign ownership of banks have also been removed, while a restructuring agency is to be set up to help rehabilitation and assist in the sale of assets.

     Macro data point to a slowing Chinese economy. GDP grew at its slowest pace since 1990, inflation turned to disinflation in recent months, pointing to problematic domestic demand and lower investments in new factories, and we

New Asia Series

--------------------------------------------------------------------------------

expect growth to slow further in 1998. State-owned sectors continue to be in the red, accounting for the lion's portion of over $200 billion (U.S. dollars) of bad debt in the Chinese banking system.

     Hong Kong cannot escape the decelerating forces in the other regional economies. Although early December's land auction--a major barometer of Hong Kong's economy--still attracted firm prices, the cracks are starting to appear. The government has successfully managed to maintain the Hong Kong dollar peg, but we expect the peg has to go some time soon as the economic cost of maintaining it is just too great. It has already caused a 20% correction in property prices, and is crimping corporate earnings. Beleaguered Peregrine Investment Holdings, Asia's largest investment bank, filed for liquidation after negotiations with the Zurich Group fell through, while the Hong Kong authorities ruled out any government bailout. This is symptomatic of the current situation, and we would expect further bankruptcies of mismanaged businesses. It is important to remember, however, that typically the bankruptcies occur after the market has turned.

     Indian stocks rebounded in the last six months as liquidity improved and interest rates began declining. Inflation remains under control, but the economy itself is weakening with GDP growth slowing down and exports stagnant. The focus is on politics as the United Front coalition government has resigned and elections are expected to be held in March 1998.

OUTLOOK

     Not all is doom and gloom, however. The economies of Australia and New Zealand have not committed the sins of their neighbors and boast a generally strong corporate and public sector. Our investments here have performed well during this period. They are concentrated in the industrial, commercial and financial sectors and not in the resources sector.

     Asia will stop short of a market meltdown. Once currencies find a level, prices settle and interest rates can fall, liquidity will improve. Better management will help to mobilize efficient use of Asia's large domestic savings pool and ultimately encourages higher levels of foreign direct investment. With currencies nearer their true value, the "tigers" have an opportunity to compete once again. This is critical because slowing exports are due to competition in labor-intensive industries they thought their own. The present crisis is a reminder that they would be better served pursuing "a value-added" route in manufacturing and services.

     Looking forward, the key is to be selective and try and pick those companies which are well managed, have good products and which manage their finances sensibly. As the cycle turns in Asia's favor, these are the companies that will emerge even stronger.

* Morgan Stanley Capital International All Country Asia Pacific (excluding Japan) Index is a market-value weighted average of the performance of securities listed on stock exchanges in Asia and the Pacific Basin.

New Asia Series

--------------------------------------------------------------------------------

                        INVESTMENTS AT JANUARY 31, 1998
                                  (Unaudited)


                                                      SHARES                 VALUE
                                                ------------------   --------------------
COMMON STOCKS--93.4%
Australia--17.6%
  Australian Gas Light Co. Ltd. (Utility-Gas)           30,000             $  230,073
  BRL Hardy Ltd. (Beverages) ..................        127,500                471,866
  Commonwealth Bank of Australia (Banks) ......         18,000                225,139
  Pacifica Group Ltd. (Diversified
    Manufacturing Operations) .................         75,000                227,195
  QBE Insurance Group Ltd. (Insurance) ........        137,500                580,495
  Telstra Corporation Ltd. (Utility-Telephone)          95,000                216,160
                                                                          -----------
                                                                            1,950,928
                                                                          -----------
Hong Kong--19.0%
  CDL Hotels International Ltd. (Hotels) ......        900,000                258,771
  Citybus Group Ltd. (Truckers) ...............        500,000                106,610
  Giordano International Ltd. (Retail) ........        599,000                154,810
  Hongkong Electric Holdings Ltd. (Utility-
    Electric) .................................        135,000                482,361
  National Mutual Asia Ltd. (Insurance) .......        540,000                453,576
  Smartone Telecommunications (Utility-
    Telephone) ................................        125,000                247,141
  Swire Pacific Ltd. Class B (Miscellaneous)           525,000                407,056
                                                                          -----------
                                                                            2,110,325
                                                                          -----------
India--8.7%
  Industrial Credit & Investment Corporation
    of India Ltd. Sponsored GDR
    (Diversified Financial Services) ..........         55,000                687,500
  Mahanagar Telephone Nigam Ltd.
    Sponsored GDR (Utility-Telephone) (b) .....         18,000                271,125
                                                                          -----------
                                                                              958,625
                                                                          -----------
Indonesia--3.7%
  PT Bank Bali (Banks) ........................        669,000                 28,671
  PT Duta Anggada Realty TBK (Property) .......        200,000                  1,905
  PT Indosat TBK (Utility-Telephone) ..........        220,000                377,142
                                                                          -----------
                                                                              407,718
                                                                          -----------
Malaysia--4.1%
  AMMB Holdings Berhad (Diversified
    Financial Services) .......................         65,000                 41,353
  Malaysian Oxygen Berhad (Chemical) ..........         95,000                219,261
  Muhibbah Engineering (M) Berhad
    (Engineering & Construction) ..............        100,000                 45,203
  Rashid Hussain Berhad (Diversified
    Financial Services) .......................         60,000                 44,773
  Sime UEP Properties Berhad (Property) .......        210,000                106,479
                                                                          -----------
                                                                              457,069
                                                                          -----------
New Zealand--2.5%
  Telecom Corporation of New Zealand Ltd.
    (Utility-Telephone) .......................         60,000                274,115
                                                                          -----------


                                                      SHARES                 VALUE
                                                ------------------   --------------------
Philippines--9.6%
  Ayala Land, Inc. (Engineering &
    Construction) .............................        700,000            $   246,190
  Bank of the Philippine Islands (Banks) ......         60,000                121,688
  La Tondena Distillers, Inc. (Beverages) .....        200,000                 78,546
  Manila Electric Co. Class B (Utility-
    Electric) .................................         12,000                 37,984
  Philippine Long Distance Telephone Co.
    Sponsored ADR (Utility-Telephone) .........         22,000                577,500
                                                                          -----------
                                                                            1,061,908
                                                                          -----------
Singapore--10.3%
  Clipsal Industries Ltd. (Electrical
    Equipment) ................................        135,000                214,650
  Robinson & Co. Ltd. (Retail) ................        126,000                366,919
  Rothmans Industries Ltd. (Tobacco) ..........         95,000                470,297
  United Overseas Bank Ltd. (Diversified
    Financial Services) .......................         25,000                 93,186
                                                                          -----------
                                                                            1,145,052
                                                                          -----------
South Korea--3.0%
  Samsung Electronics Sponsored GDR 144A
    Non-Voting Shares (Electronics) (c) .......         25,000                331,250
                                                                          -----------
Sri Lanka--1.4%
  National Development Bank Ltd. (Banks) (b)            48,000                154,217
                                                                          -----------
Taiwan--5.1%
  Standard Foods Taiwan Ltd. Sponsored
    GDR RegS (Retail-Food) (b) ................         55,755                563,125
                                                                          -----------
Thailand--5.7%
  Bangkok Bank Public Co. Ltd. (Banks) ........         50,000                150,711
  Ruam Pattana Fund II (Closed End Mutual
    Fund) (b) .................................      1,500,000                230,332
  Siam Commercial Bank Public Co. Ltd.
    (Banks) ...................................        120,000                245,687
                                                                          -----------
                                                                              626,730
                                                                          -----------
United Kingdom--2.7%
  HSBC Holdings PLC (Banks) ...................         13,600                301,402
                                                                          -----------
TOTAL COMMON STOCKS
 (Identified cost $15,643,389) .........................................   10,342,464
                                                                          -----------
WARRANTS--0.0%
Malaysia--0.0%
  AMMB Holdings Berhad Warrants
    (Diversified Financial Services) (b) ......          7,500                    637
                                                                          -----------
Thailand--0.0%
  Siam Commercial Bank Public Co. Ltd.
    Warrants (Banks) (b) ......................         30,000                      0
                                                                          -----------
TOTAL WARRANTS
  (Identified cost $0) .................................................          637
                                                                          -----------


                       See Notes to Financial Statements
                                                                               3

New Asia Series

--------------------------------------------------------------------------------


                                    STANDARD        PAR
                                    & POOR'S       VALUE
                                     RATING        (000)        VALUE
                                   ----------   ----------- -------------
CONVERTIBLE BONDS--0.1%
Malaysia--0.1%
  AMMB Holdings
    Berhad (ICULS) Cv.
    7.50%, 5/8/02
    (Diversified Financial
    Services) ....................    NR             75(d)   $     6,009
                                                             -----------
TOTAL CONVERTIBLE BONDS
    (Identified cost $30,030) ...........................          6,009
                                                             -----------
NON-CONVERTIBLE BONDS--0.1%
Malaysia--0.1%
  AMMB Holdings Berhad 5%,
    5/13/02 (Diversified Financial
    Services) ....................    NR             75(d)        12,736
                                                             -----------
TOTAL NON-CONVERTIBLE BONDS
    (Identified cost $30,030)............................         12,736
                                                             -----------
TOTAL LONG-TERM INVESTMENTS--93.6%
     (Identified cost $15,703,449).......................     10,361,846
                                                             -----------


                                                         PAR
                                                        VALUE
                                                        (000)          VALUE
                                                      --------- -------------------
SHORT-TERM OBLIGATIONS--6.3%
   Aubrey G. Lanston & Co., Inc.
      repurchase agreement, 5.48%,
      dated 1/30/98 due 2/2/98,
      repurchase price $700,320,
      collateralized by U.S. Treasury
      Note 8.875%, 2/15/99, market
      value $714,095 ..............................      $700       $   700,000
                                                                    -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $700,000) ................................           700,000
                                                                    -----------
TOTAL INVESTMENTS--99.9%
  (Identified cost $16,403,449)..............................        11,061,846(a)
  Cash and receivables, less liabilities--0.1% ..............            12,212
                                                                    -----------
NET ASSETS--100.0% ..........................................       $11,074,058
                                                                    ===========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $525,716 and gross depreciation of $6,261,257 for federal income tax purposes. At January 31, 1998, the aggregate cost of securities for federal income tax purposes was $16,797,387.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 1998, these securities amounted to a value of $331,250 or 3.0% of net assets.
(d) Par value represents Malaysian Ringgits.


                       See Notes to Financial Statements
4

New Asia Series

--------------------------------------------------------------------------------


                        INDUSTRY DIVERSIFICATION
        As a Percentage of Total Value of Long-Term Investments
                              (Unaudited)

           Banks ........................................     11.9%
           Beverages ....................................      5.3
           Chemical .....................................      2.1
           Closed End Mutual Fund .......................      2.2
           Diversified Financial Services ...............      8.6
           Diversified Manufacturing Operations .........      2.2
           Electrical Equipment .........................      2.1
           Electronics ..................................      3.2
           Engineering & Construction ...................      2.8
           Hotels .......................................      2.5
           Insurance ....................................     10.0
           Miscellaneous ................................      3.9
           Property .....................................      1.0
           Retail .......................................      5.0
           Retail-Food ..................................      5.5
           Tobacco ......................................      4.5
           Truckers .....................................      1.0
           Utility-Electric .............................      5.0
           Utility-Gas ..................................      2.2
           Utility-Telephone ............................     19.0
                                                             -----
                                                             100.0%
                                                             =====


See Notes to Financial Statements
                                                                              5

New Asia Series

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1998
                                  (Unaudited)


Assets
Investment securities at value
  (Identified cost $16,403,449)                                       $11,061,846
Foreign currency at value
  (Identified cost $58,032)                                                57,828
Cash                                                                       16,910
Receivables
 Investment securities sold                                               368,501
 Dividends and interest                                                    20,133
 Fund shares sold                                                           7,835
 Receivable from adviser                                                    3,445
 Tax reclaim                                                                   95
                                                                      -----------
  Total assets                                                         11,536,593
                                                                      -----------
Liabilities
Payables
 Investment securities purchased                                          367,734
 Fund shares repurchased                                                   20,572
 Financial agent fee                                                        6,965
 Transfer agent fee                                                         5,921
 Distribution fee                                                           4,098
 Trustees' fee                                                              3,636
 Administration fee                                                         1,306
Accrued expenses                                                           52,303
                                                                      -----------
  Total liabilities                                                       462,535
                                                                      -----------
Net Assets                                                            $11,074,058
                                                                      ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest                      $17,504,086
Undistributed net investment loss                                        (369,493)
Accumulated net realized loss                                            (718,317)
Net unrealized depreciation                                            (5,342,218)
                                                                      -----------
Net Assets                                                            $11,074,058
                                                                      ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,853,534)                       1,227,981

Net asset value per share                                                   $6.40
Offering price per share
  $6.40/(1-4.75%)                                                           $6.72

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,220,524)                         505,546

Net asset value and offering price per share                                $6.37


                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 1998
                                  (Unaudited)


Investment Income
Dividends                                                   $   219,584
Interest                                                         11,723
Foreign taxes withheld                                          (19,582)
                                                            -----------
   Total investment income                                      211,725
                                                            -----------
Expenses
Investment advisory fee                                          59,556
Distribution fee--Class A                                        12,075
Distribution fee--Class B                                        21,766
Financial agent fee                                              41,337
Administration fee                                               10,510
Transfer agent                                                   28,290
Custodian                                                        26,392
Registration                                                     18,078
Trustees                                                          9,908
Printing                                                          9,748
Professional                                                      6,496
Miscellaneous                                                     4,530
                                                            -----------
   Total expenses                                               248,686
   Less expenses borne by investment adviser                    (85,223)
                                                            -----------
   Net expenses                                                 163,463
                                                            -----------
Net investment income                                            48,262
                                                            -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                (723,516)
Net realized loss on foreign currency transactions               (1,090)
Net change in unrealized appreciation (depreciation)
  on investments                                             (6,005,219)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions               (649)
                                                            -----------
Net loss on investments                                      (6,730,474)
                                                            -----------
Net decrease in net assets resulting from
  operations                                                ($6,682,212)
                                                            ===========


6                              See Notes to Financial Statements

New Asia Series

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Six Months
                                                                                           Ended           From Inception
                                                                                     January 31, 1998     September 4, 1996
                                                                                        (Unaudited)       to July 31, 1997
                                                                                    ------------------   ------------------
From Operations
 Net investment income                                                                  $    48,262          $    86,832
 Net realized loss                                                                         (724,606)                (134)
 Net change in unrealized appreciation (depreciation)                                    (6,005,868)             663,650
                                                                                        -----------          -----------
 Increase (decrease) in net assets resulting from operations                             (6,682,212)             750,348
                                                                                        -----------          -----------
From Distributions to Shareholders
 Net investment income--Class A                                                            (358,993)             (52,987)
 Net investment income--Class B                                                            (130,906)             (15,128)
                                                                                        -----------          -----------
 Decrease in net assets from distributions to shareholders                                 (489,899)             (68,115)
                                                                                        -----------          -----------
From Share Transactions
Class A
 Proceeds from sales of shares (213,112 and 1,467,788 shares, respectively)               1,642,620           14,761,764
 Net asset value of shares issued from reinvestment of distributions (54,456 and
  4,967 shares, respectively)                                                               341,985               49,716
 Cost of shares repurchased (318,279 and 194,063 shares, respectively)                   (2,540,280)          (1,936,251)
                                                                                        -----------          -----------
Total                                                                                      (555,675)          12,875,229
                                                                                        -----------          -----------
Class B
 Proceeds from sales of shares (61,139 and 673,230 shares, respectively)                    486,399            6,773,565
 Net asset value of shares issued from reinvestment of distributions (18,908 and
  1,408 shares, respectively)                                                               118,368               14,076
 Cost of shares repurchased (192,241 and 56,898 shares, respectively)                    (1,574,139)            (573,887)
                                                                                        -----------          -----------
Total                                                                                      (969,372)           6,213,754
                                                                                        -----------          -----------
 Increase (decrease) in net assets from share transactions                               (1,525,047)          19,088,983
                                                                                        -----------          -----------
 Net increase (decrease) in net assets                                                   (8,697,158)          19,771,216
Net Assets
 Beginning of period                                                                     19,771,216                    0
                                                                                        -----------          -----------
 End of period (including undistributed net investment income (loss) of
  ($369,493) and $72,144, respectively)                                                 $11,074,058          $19,771,216
                                                                                        ===========          ===========


See Notes to Financial Statements
                                                                              7

New Asia Series

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                Class A
                                           -------------------------------------------------
                                                  Six Months
                                                     Ended               From Inception
                                                    1/31/98                 9/4/96 to
                                                  (Unaudited)                7/31/97
                                           ------------------------ ------------------------
Net asset value, beginning of period                 $10.44                  $10.00
Income from investment operations(8)
 Net investment income                                 0.04(4)(5)              0.09(4) (5)
 Net realized and unrealized gain (loss)              (3.78)                   0.41
                                                    -------                 -------
  Total from investment operations                    (3.74)                   0.50
                                                    -------                 -------
Less distributions
 Dividends from net investment income                 (0.30)                  (0.06)
 Dividends from net realized gains                       --                      --
                                                    -------                 -------
  Total distributions                                 (0.30)                  (0.06)
                                                    -------                 -------
Change in net asset value                             (4.04)                   0.44
                                                    -------                 -------
Net asset value, end of period                        $6.40                  $10.44
                                                    =======                 =======
Total return(1)                                      (35.75)%(3)               4.98%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)                $7,854                 $13,355
Ratio to average net assets of:
 Operating expenses                                    2.10%(2)                2.10%(2)
 Net investment income                                 0.90%(2)                0.95%(2)
Portfolio turnover                                       21%(3)                   9%(3)
Average commission rate paid(7)                     $0.0096                 $0.0106


                                                                Class B
                                           -------------------------------------------------
                                                  Six Months
                                                     Ended               From Inception
                                                    1/31/98                 9/4/96 to
                                                  (Unaudited)                7/31/97
                                           ------------------------ ------------------------
Net asset value, beginning of period                $10.39                   $10.00
Income from investment operations(8)
 Net investment income                                0.01(4)(6)               0.01(4)(6)
 Net realized and unrealized gain (loss)             (3.76)                    0.43
                                                   -------                  -------
  Total from investment operations                   (3.75)                    0.44
                                                   -------                  -------
Less distributions
 Dividends from net investment income                (0.27)                   (0.05)
 Dividends from net realized gains                      --                       --
                                                   -------                  -------
  Total distributions                                (0.27)                   (0.05)
                                                   -------                  -------
Change in net asset value                            (4.02)                    0.39
                                                   -------                  -------
Net asset value, end of period                       $6.37                   $10.39
                                                   =======                  =======
Total return(1)                                     (36.10)%(3)                4.37%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)               $3,221                   $6,416
Ratio to average net assets of:
 Operating expenses                                   2.85%(2)                 2.85%(2)
 Net investment income                                0.23%(2)                 0.06%(2)
Portfolio turnover                                      21%(3)                    9%(3)
Average commission rate paid(7)                    $0.0096                  $0.0106


(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.05 and $0.15, respectively.
(6) Includes reimbursement of operating expenses by investment adviser of $0.05 and $0.15, respectively.
(7) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(8) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


8                              See Notes to Financial Statements

GLOBAL SMALL CAP SERIES

INVESTOR PROFILE

     Phoenix-Aberdeen Global Small Cap Fund is designed for investors seeking long-term capital appreciation. Investors should note that small company investing involves added risks, including greater price volatility, less liquidity and increased competitive threat. Foreign investment involves special risks, such as currency fluctuation, less public disclosure and economic and political risks.

INVESTMENT ADVISER'S REPORT

     For the six-month reporting period ended January 31, 1998, Class A shares had a negative 8.31% return and Class B shares were down 8.59% compared with a negative return of 4.50% for the FT/S&P--Actuaries World Index of Medium/Small Companies.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     The major event of the period under review was the collapse of many Asian markets and currencies, which impacted stock markets and economies throughout the world. A series of uneconomic projects in the region led to poor returns and exacerbated by generally slowing economies, exposed the weakness of the link to the U.S. dollar. Thailand was the first domino to fall, with Indonesia, Malaysia and the Philippines following with amazing rapidity. In all cases currencies fell sharply. Korea, where the mania for debt-laden corporate expansion reached its zenith, also suffered badly before making a partial recovery at the beginning of 1998. Our relatively high weighting in Southeast Asia contributed significantly to the Fund's underperformance.

     The U.S. market was essentially flat over the period. However, trading has been very erratic with the market reaching record highs in October before suffering a mild correction as investors were unnerved over the fallout from the Asian crisis. The situation in Asia, however, may turn out to benefit the U.S. as it will inevitably lead to a much needed slowdown in the economy, reducing the threat of inflation and the likelihood of any interest rate increases in the immediate future.

     It was also a mixed and at times volatile period for the remainder of the world's stock markets. In the U.K., GDP growth continues above its long-term trend level. The service and consumer sectors continue to move ahead strongly and manufacturing is making progress albeit more slowly. Despite the strength of the sterling, exports are holding up well, as is domestic demand. Meanwhile the recovery in the economies of Continental Europe has gathered momentum. However, exports remain the main engine of growth, while consumer activity is still fairly subdued.

     In Japan, the government is finally doing the right thing to wipe away the years of excesses. It is committed to fiscal restraint, which seems popular, even though this leaves it short of options; interest rates are already at record lows, so there is no room for monetary stimulus. Banks have at last been allowed to take "prompt corrective action" on recognizing bad loans. Most encouragingly, the government has allowed badly run companies to fail, including 100-year-old Yamaichi Securities.

     Latin markets had climbed to an all-time high by mid-October before falling during the Asian currency crisis. Fiscal and monetary tightening in Brazil will slow down the domestic economy; however, the market will primarily be driven by the success of the country's ambitious privatization program. The Mexican market should continue to be propelled by earnings growth caused by the strong domestic recovery.

Global Small Cap Series

--------------------------------------------------------------------------------

OUTLOOK

     Since the end of the period under review, we have seen a major recovery in the markets of Southeast Asia, albeit from a very low base. This has stimulated markets elsewhere, with U.S. and European markets reaching record highs. Looking forward, we expect economic recovery in Asia should start to become apparent in 1999 and that corporate earnings will be poor until then. It is therefore important to focus upon the well-managed, well-financed companies that will survive the next 18 months and emerge stronger as their competition fails.

     In the U.S. the January employment report showed that the economy is stronger than expected despite the severe slowdown in Asia. U.S. stocks are expected to make further gains as the economy continues to be strong enough to keep sales and earnings rising throughout 1998. Interest rates are expected to remain stable for the near future. In addition, the market continues to be helped by ongoing merger and acquisition activity as well as large inflows to mutual funds.

     With dividend and earnings growth intact, high institutional liquidity and the prospect of lower interest rates, we believe the UK can make good progress in the course of 1998. European Monetary Union is still on track, and in 1998 the European economies should continue to improve. We also remain confident in our outlook for European equity markets due to the continuing emphasis on shareholder value, increased demand for equities and corporate activity.


* The FT/S&P--Actuaries World Index is a broad-based global market index, covering countries in the Pacific Basin, Europe and the American markets; the Medium/Small component consists of medium- to small-capitalization companies in the World Index.

Global Small Cap Series

--------------------------------------------------------------------------------

                        INVESTMENTS AT JANUARY 31, 1998
                                  (Unaudited)


                                                       SHARES                 VALUE
                                                 ------------------   --------------------
COMMON STOCKS--92.0%
Argentina--0.6%
  Disco SA Sponsored ADR (Retail-
    Supermarkets) (b) ..........................          3,625            $  148,625
  SA Importadora y Exportadora Patagonia
    Class B (Retail/Wholesale-Food) ............          2,300                38,429
                                                                           ----------
                                                                              187,054
                                                                           ----------
Australia--4.0%
  BRL Hardy Limited (Beverages-Alcoholic)               247,500               915,976
  Pacifica Group Limited (Auto/Truck-
    Replacement Parts) .........................        125,000               378,658
                                                                           ----------
                                                                            1,294,634
                                                                           ----------
Belgium--0.9%
  Lernout & Hauspie Speech Products NV
    (Computer-Software) (b) ....................          5,000               294,375
                                                                           ----------
Brazil--0.6%
  CIA Energetica Brasilia Preference
    Non-Voting Shares (Electric Products-
    Miscellaneous) .............................        800,000                68,738
  Centrais Electricas de Santa Catarina SA
    Preference Class B (Utility-
    Electric Power) ............................         90,000                81,738
  TV Filme, Inc. (Media-Cable TV) (b) ..........          8,000                38,000
                                                                           ----------
                                                                              188,476
                                                                           ----------
Chile--0.3%
  Santa Isabel SA Sponsored ADR
    (Retail-Supermarkets) ......................          4,500                83,813
                                                                           ----------
Denmark--1.4%
  Sondagsavisen A/S (Media-Newspapers) .........          9,850               459,547
                                                                           ----------
Finland--0.6%
  Amer Group Ltd. Class A (Leisure-
    Toys/Games/Hobby) (b) ......................          9,900               181,538
                                                                           ----------
France--4.9%
  Altran Technologies SA
    (Telecommunications-Services) ..............            660               216,694
  Coflexip SA Sponsored ADR (Oil & Gas-
    Field Services) ............................          5,000               237,500
  Hyparlo SA (Retail-
    Miscellaneous/Diversified) .................          2,150               201,936
  LVL Medical (Medical-Outpatient/Home
    Care) ......................................          2,310               264,129
  Penauille Polyservices (Commercial
    Services-Security/Safety) ..................            830               193,875
  Picogiga (Electric-Semiconductor
    Equipment) (b) .............................          7,000               211,532
  Societe Industrielle D'Aviations Latecoere
    SA (Aerospace/Defense Equip.) ..............          2,310               270,544
                                                                           ----------
                                                                            1,596,210
                                                                           ----------


                                                       SHARES                 VALUE
                                                 ------------------   --------------------
Germany--2.7%
  Apcoa Parking AG (Commercial Services-
    Miscellaneous) .............................          3,000            $  205,142
  Loesch Umweltschutz AG (Pollution
    Control-Equipment) .........................         23,068               504,770
  Puma AG (Retail-Apparel/Shoe) ................          7,300               160,736
                                                                           ----------
                                                                              870,648
                                                                           ----------
Hong Kong--1.2%
  Giordano International Ltd. (Retail-
    Apparel/Shoe) ..............................        751,000               194,094
  Magician Industries Holding Ltd.
    (Household-Housewares) .....................      1,500,000               207,405
                                                                           ----------
                                                                              401,499
                                                                           ----------
India--3.1%
  Crompton Greaves Ltd. Sponsored GDR
    RegS (Electric Products-Miscellaneous) (b)          155,000               271,250
  Industrial Credit & Investment Corporation
    of India Ltd. Sponsored GDR (Finance-
    Investment Brokers) ........................         60,000               750,000
                                                                           ----------
                                                                            1,021,250
                                                                           ----------
Indonesia--0.7%
  PT Bank Bali (Banks-Foreign) .................        600,000                25,714
  PT Duta Anggada Realty TBK
    (Real Estate Development) ..................        550,000                 5,238
  PT Tigaraksa Satria (Retail-
    Miscellaneous/Diversified) .................        350,000               186,666
                                                                           ----------
                                                                              217,618
                                                                           ----------
Ireland--0.6%
  Saville Systems Ireland PLC Sponsored
    ADR (Computer-Software) (b) ................          5,000               203,750
                                                                           ----------
Israel--1.9%
  Tadiran Ltd. (Telecommunications-
    Equipment) .................................         15,242               538,504
  VocalTec Communications Ltd.
    (Computer-Software) (b) ....................          3,500                70,875
                                                                           ----------
                                                                              609,379
                                                                           ----------
Japan--4.4%
  FCC Company Ltd. (Auto/Truck-
    Replacement Parts) .........................         35,000               400,237
  Kawasumi Laboratories (Medical/Dental-
    Supplies) ..................................         34,000               474,606
  Nishio Rent All Co. (Commercial-Leasing
    Companies) .................................         31,000               322,713
  Shinmei Electric (Electric-Miscellaneous
    Components) ................................         12,000               226,183
                                                                           ----------
                                                                            1,423,739
                                                                           ----------


                       See Notes to Financial Statements
                                                                              11

Global Small Cap Series

--------------------------------------------------------------------------------


                                                        SHARES                 VALUE
                                                  ------------------   --------------------
Malaysia--0.2%
  Asas Dunia Berhad (Real Estate
    Development) ................................       340,000             $   54,483
                                                                            ----------
Mexico--0.5%
  Industrias CH SA Series B (Steel-
    Producers) (b) ..............................        33,000                125,213
  Tekchem SA (Chemicals-Specialty) (b) ..........       182,000                 34,206
                                                                            ----------
                                                                               159,419
                                                                            ----------
Norway--0.8%
  Tomra Systems ASA (Pollution Control-
    Equipment) ..................................        12,600                254,391
                                                                            ----------
Singapore--3.7%
  Industrial & Commercial Bank (Banks-
    Foreign) ....................................        78,000                127,653
  Robinson & Co. Ltd. (Retail-Department
    Stores) .....................................       168,000                489,225
  Rothmans Industries Ltd. (Tobacco) ............       120,000                594,059
                                                                            ----------
                                                                             1,210,937
                                                                            ----------
Spain--2.2%
  Adolfo Dominguez SA (Retail-
    Apparel/Shoe) (b) ...........................         4,500                150,973
  Catalana Occidente SA (Insurance-Multi-
    Line) .......................................         5,255                276,320
  Corp. Financiera Reunida SA (Finance-
    Investment Brokers) (b) .....................        45,485                279,962
                                                                            ----------
                                                                               707,255
                                                                            ----------
Sri Lanka--1.0%
  John Keells Holdings (Diversified
    Operation) (b) ..............................        40,000                170,120
  National Development Bank Ltd.
    (Banks-Foreign) (b) .........................        48,000                154,217
                                                                            ----------
                                                                               324,337
                                                                            ----------
Sweden--0.6%
  Bure Investment Aktiebolaget (Finance-
    Publicly Traded Investment Funds) ...........        15,000                209,053
                                                                            ----------
Switzerland--2.6%
  Disetronic Holding AG (Medical-
    Instruments) ................................            80                184,061
  Lindt & Spruengli AG (Food-
    Confectionery) ..............................            15                299,370
  SEZ Holding AG Registered A Shares
    (Electric Products-Miscellaneous) ...........           200                352,399
                                                                            ----------
                                                                               835,830
                                                                            ----------
Taiwan--2.9%
  Standard Foods Taiwan Ltd. Sponsored
    GDR RegS (Food-Flour & Grain) (b) ...........        92,925                938,543
                                                                            ----------
Thailand--0.1%
  Bangkok First Investment & Trust Ltd.
    (Finance-Investment Brokers) ................       100,000                 47,867
                                                                            ----------
United Kingdom--14.3%
  Cedardata PLC (Computer-Software) .............       100,000                246,893
  DCS Group PLC (Computer-Software) .............        90,000                531,965


                                                        SHARES                 VALUE
                                                  ------------------   --------------------
United Kingdom--continued
  GWR Group PLC (Media-Radio/TV) ................       180,000             $  504,742
  Gerrard Group PLC (Finance-Investment
    Brokers) ....................................        83,592                475,638
  Gresham Computing PLC (Computer-
    Software) ...................................       570,000                349,493
  ILP Group PLC (Containers-Paper/Plastic)              210,000                132,194
  JJB Sports PLC (Retail-Apparel/Shoe) ..........       110,000              1,263,489
  Rolfe & Nolan PLC (Computer-Services) .........       127,300                712,888
  Wilmington Group PLC (Media-
    Periodicals) ................................       200,000                415,304
                                                                            ----------
                                                                             4,632,606
                                                                            ----------
United States--35.2%
Banks--Southeast--0.2%
  Compass Bankshares, Inc. ......................         1,500                 64,875
                                                                            ----------
Banks--Southwest--0.3%
  Prime Bancshares, Inc. ........................         4,000                 84,000
                                                                            ----------
Commercial Services--Miscellaneous--2.3%
  CMG Information Services, Inc. (b) ............         3,700                134,125
  CSG Systems International, Inc. (b) ...........         3,500                145,031
  INSpire Insurance Solutions, Inc. (b) .........         1,500                 37,313
  Staff Leasing, Inc. (b) .......................         8,000                191,500
  StaffMark, Inc. (b) ...........................         6,500                163,313
  Syntel, Inc. (b) ..............................         6,000                 90,000
                                                                            ----------
                                                                               761,282
                                                                            ----------
Commercial Services--Schools--0.8%
  Computer Learning Centers, Inc. (b) ...........         3,000                102,187
  Sylvan Learning Systems, Inc. (b) .............         4,000                158,000
                                                                            ----------
                                                                               260,187
                                                                            ----------
Computer--Local Networks--0.3%
  DAOU Systems, Inc. (b) ........................         4,000                 89,000
                                                                            ----------
Computer--Peripheral Equipment--0.6%
  Information Management Resources, Inc. (b)              5,000                182,500
                                                                            ----------
Computer--Services--4.2%
  At Home Corp. Series A (b) ....................         4,000                 92,500
  Ciber, Inc. (b) ...............................         4,500                252,563
  Complete Business Solutions, Inc. (b) .........         3,000                138,563
  Computer Horizons Corp. (b) ...................         2,500                104,609
  IDT Corp. (b) .................................         5,300                133,825
  Lycos, Inc. (b) ...............................         3,800                145,113
  MindSpring Enterprises, Inc. (b) ..............         3,000                100,500
  USWeb Corp. (b) ...............................         5,000                 58,438
  Whittman-Hart, Inc. (b) .......................         1,800                 52,200
  Yahoo!, Inc. (b) ..............................         4,500                285,187
                                                                            ----------
                                                                             1,363,498
                                                                            ----------
Computer--Software--3.6%
  Advantage Learning Systems, Inc. (b) ..........         2,500                 66,562
  Arbor Software Corp. (Computer-
    Software) (b) ...............................         4,000                151,500
  BEA Systems, Inc. (b) .........................         3,500                 68,906
  Citrix Systems, Inc. (b) ......................         2,000                137,500
  INTERSOLV, Inc. (b) ...........................        11,500                205,562
  Legato Systems, Inc. (b) ......................         5,000                229,688
  NetSpeak Corp. (b) ............................         4,000                 90,000
  Siebel Systems, Inc. (b) ......................         4,100                201,925
                                                                            ----------
                                                                             1,151,643
                                                                            ----------


                       See Notes to Financial Statements
12

Global Small Cap Series

--------------------------------------------------------------------------------


                                                      SHARES                 VALUE
                                                ------------------   --------------------
Electric Products--Miscellaneous--0.2%
  Ballard Power Systems, Inc. (b) .............        1,000               $   71,000
                                                                           ----------
Electric--Miscellaneous Components--0.2%
  Rambus, Inc. (b) ............................        1,500                   65,625
                                                                           ----------
Electric--Semiconductor Equipment--1.3%
  Etec Systems, Inc. (b) ......................        2,000                   83,000
  Novellus Systems, Inc. (b) ..................        4,000                  144,250
  Teradyne, Inc. (b) ..........................        5,000                  197,500
                                                                           ----------
                                                                              424,750
                                                                           ----------
Electric--Semiconductor Manufacturing--0.8%
  Jabil Circuit, Inc. (b) .....................        5,500                  207,281
  Semtech Corp. (b) ...........................        3,000                   69,750
                                                                           ----------
                                                                              277,031
                                                                           ----------
Finance--Equity REIT--0.7%
  Crescent Real Estate Equities Co. ...........        4,000                  140,500
  SL Green Realty Corp. .......................        3,500                   97,562
                                                                           ----------
                                                                              238,062
                                                                           ----------
Finance--Savings & Loan--0.6%
  TCF Financial Corp. (b) .....................        6,000                  191,625
                                                                           ----------
Financial Services--Miscellaneous--0.3%
  CheckFree Holdings Corp. (b) ................        3,600                   89,100
                                                                           ----------
Leisure--Services--0.4%
  N2K, Inc. (b) ...............................        3,000                   73,500
  Preview Travel, Inc. (b) ....................        3,000                   46,500
                                                                           ----------
                                                                              120,000
                                                                           ----------
Medical--Biomed/Genetics--4.5%
  Aviron (b) ..................................       11,000                  282,563
  Coulter Pharmaceutical, Inc. (b) ............        8,000                  160,000
  Gilead Sciences, Inc. (b) ...................        4,000                  162,000
  Human Genome Sciences, Inc. (b) .............        4,000                  151,500
  Hyseq, Inc. (b) .............................        7,400                   60,125
  IDEC Pharmaceuticals Corp. (b) ..............        6,000                  250,500
  Immunex Corp. (b) ...........................        3,000                  164,813
  Protein Design Labs, Inc. (b) ...............        6,100                  227,987
                                                                           ----------
                                                                            1,459,488
                                                                           ----------
Medical--Drug/Diversified--1.3%
  MedImmune, Inc. (b) .........................        9,000                  412,875
                                                                           ----------
Medical--Ethical Drugs--2.3%
  Inhale Therapeutic Systems (b) ..............        5,000                  161,875
  PathoGenesis Corp. (b) ......................        6,000                  216,000
  Theragenics Corp. (b) .......................        7,700                  372,487
                                                                           ----------
                                                                              750,362
                                                                           ----------
Medical--Products--0.3%
  Affymetrix, Inc. (b) ........................        3,000                   83,438
                                                                           ----------
Medical--Wholesale Drugs/Sundries--0.6%
  Express Scripts, Inc. Class A (b) ...........        3,000                  183,750
                                                                           ----------


                                                      SHARES                 VALUE
                                                ------------------   --------------------
Medical/Dental--Supplies--0.7%
  Cooper Companies, Inc. (b) ..................        4,400              $   218,350
                                                                          -----------
Oil & Gas--Field Services--1.2%
  Friede Goldman International, Inc. (b) ......        9,000                  246,937
  Pool Energy Services Co. (b) ................        6,600                  135,712
                                                                          -----------
                                                                              382,649
                                                                          -----------
Oil & Gas--Machinery/Equipment--2.1%
  Cooper Cameron Corp. (b) ....................        3,500                  180,031
  Dril-Quip, Inc. (b) .........................        3,200                   94,800
  Gulf Island Fabrication, Inc. (b) ...........       10,400                  217,750
  Varco International, Inc. (b) ...............       10,000                  205,000
                                                                          -----------
                                                                              697,581
                                                                          -----------
Pollution Control--Equipment--0.4%
  U.S. Filter Corp. (b) .......................        4,000                  130,000
                                                                          -----------
Real Estate Operations--0.1%
  LaSalle Partners, Inc. (b) ..................          200                    6,663
  Trammell Crow Co. (b) .......................        1,000                   26,625
                                                                          -----------
                                                                               33,288
                                                                          -----------
Retail--Mail Order & Direct--0.4%
  Amazon.com, Inc. (b) ........................        2,500                  147,500
                                                                          -----------
Telecommunications--Equipment--0.9%
  Coherent Communications Systems
    Corp. (b) .................................        2,100                   56,175
  Inter-Tel, Inc. .............................        9,000                  225,562
                                                                          -----------
                                                                              281,737
                                                                          -----------
Telecommunications--Services--1.2%
  MasTec, Inc. (b) ............................        3,500                  112,219
  Mobile Telecommunication Technologies
    Corp. (b) .................................        6,000                  135,375
  Primus Telecommunications Group (b) .........        4,000                   73,000
  STAR Telecommunications, Inc. (b) ...........        2,000                   76,625
                                                                          -----------
                                                                              397,219
                                                                          -----------
Transportation--Airline--1.7%
  Alaska Air Group, Inc. (b) ..................        4,000                  194,250
  America West Holdings Corp. Class B (b) .....        4,000                   87,250
  Midway Airlines Corp. (b) ...................        1,000                   18,125
  U.S. Airways Group, Inc. (b) ................        4,000                  243,750
                                                                          -----------
                                                                              543,375
                                                                          -----------
Transportation--Equipment Manufacturing--0.5%
  MotivePower Industries, Inc. (b) ............        6,500                  149,500
                                                                          -----------
Transportation--Truck--0.2%
  Jevic Transportation, Inc. (b) ..............        5,000                   77,500
                                                                          -----------
  Total United States .................................................    11,382,790
                                                                          -----------
TOTAL COMMON STOCKS
  (Identified cost $31,637,117) .......................................    29,791,041
                                                                          -----------
TOTAL LONG-TERM INVESTMENTS
  (Identified cost $31,637,117) .......................................    29,791,041
                                                                          -----------


                       See Notes to Financial Statements
                                                                              13

Global Small Cap Series

--------------------------------------------------------------------------------


                                            PAR
                                           VALUE
                                           (000)       VALUE
                                           ------     ----------
SHORT-TERM OBLIGATIONS--14.5%
  Aubrey G. Lanston & Co., Inc.
    repurchase agreement, 5.48%, dated
    1/30/98 due 2/2/98, repurchase price
    $4,702,146 collateralized by U.S.
    Treasury Note 8.875%, 2/15/99,
    market value $4,796,485 .............  $4,700     $4,700,000
                                                      ----------


                                                         VALUE
                                                      -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $4,700,000) ..................     $ 4,700,000
                                                      -----------

TOTAL INVESTMENTS--106.5%
  (Identified cost $36,337,117) .................      34,491,041(a)
  Cash and receivables, less liabilities--(6.5%)       (2,117,390)
                                                      -----------

NET ASSETS--100.0% ..............................     $32,373,651
                                                      ===========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,444,690 and gross depreciation of $5,838,109 for federal income tax purposes. At January 31, 1998, the aggregate cost of securities for federal income tax purposes was $36,884,460.
(b) Non-income producing.


                       See Notes to Financial Statements
14

Global Small Cap Series

--------------------------------------------------------------------------------

                            INDUSTRY DIVERSIFICATION
            As a Percentage of Total Value of Long-Term Investments
                                  (Unaudited)


Aerospace/Defense Equip. ..........................     0.9%
Auto/Truck--Replacement Parts .....................     2.6
Banks--Foreign ....................................     1.0
Banks--Southeast ..................................     0.2
Banks--Southwest ..................................     0.3
Beverages--Alcoholic ..............................     3.1
Chemicals--Specialty ..............................     0.1
Commercial Services--Miscellaneous ................     3.2
Commercial Services--Schools ......................     0.9
Commercial Services--Security/Safety ..............     0.7
Commercial--Leasing Companies .....................     1.1
Computer--Local Networks ..........................     0.3
Computer--Peripheral Equipment ....................     0.6
Computer--Services ................................     7.0
Computer--Software ................................     9.6
Containers--Paper/Plastic .........................     0.5
Diversified Operation .............................     0.6
Electric Products--Miscellaneous ..................     2.6
Electric--Miscellaneous Components ................     1.0
Electric--Semiconductor Equipment .................     2.1
Electric--Semiconductor Manufacturing .............     0.9
Finance--Equity REIT ..............................     0.8
Finance--Investment Brokers .......................     5.2
Finance--Publicly Traded Investment Funds .........     0.7
Finance--Savings & Loan ...........................     0.6
Financial Services--Miscellaneous .................     0.3
Food--Confectionery ...............................     1.0
Food--Flour & Grain ...............................     3.2
Household--Housewares .............................     0.7
Insurance--Multi-Line .............................     0.9
Leisure--Services .................................     0.4
Leisure--Toys/Games/Hobby .........................     0.6


Media--Cable TV ...................................     0.1%
Media--Newspapers .................................     1.5
Media--Periodicals ................................     1.4
Media--Radio/TV ...................................     1.7
Medical--Biomed/Genetics ..........................     4.9
Medical--Drug/Diversified .........................     1.4
Medical--Ethical Drugs ............................     2.5
Medical--Instruments ..............................     0.6
Medical--Outpatient/Home Care .....................     0.9
Medical--Products .................................     0.3
Medical--Wholesale Drugs/Sundries .................     0.6
Medical/Dental--Supplies ..........................     2.3
Oil & Gas--Field Services .........................     2.1
Oil & Gas--Machinery/Equipment ....................     2.3
Pollution Control--Equipment ......................     3.0
Real Estate Development ...........................     0.2
Real Estate Operations ............................     0.1
Retail--Apparel/Shoe ..............................     5.9
Retail--Department Stores .........................     1.6
Retail--Mail Order & Direct .......................     0.5
Retail--Miscellaneous/Diversified .................     1.3
Retail--Supermarkets ..............................     0.8
Retail/Wholesale--Food ............................     0.1
Steel--Producers ..................................     0.4
Telecommunications--Equipment .....................     2.8
Telecommunications--Services ......................     2.1
Tobacco ...........................................     2.0
Transportation--Airline ...........................     1.8
Transportation--Equipment Manufacturing ...........     0.5
Transportation--Truck .............................     0.3
Utility--Electric Power ...........................     0.3
                                                      -----
                                                      100.0%
                                                      =====


See Notes to Financial Statements
                                                                             15

Global Small Cap Series

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1998
                                  (Unaudited)


Assets
Investment securities at value
  (Identified cost $31,637,117)                                       $29,791,041
Repurchase agreement
  (Identified cost $4,700,000)                                          4,700,000
Cash                                                                       62,429
Receivables
 Investment securities sold                                               429,234
 Fund shares sold                                                          12,691
 Interest and dividends                                                    10,766
 Tax reclaim                                                                2,109
                                                                      -----------
  Total assets                                                         35,008,270
                                                                      -----------
Liabilities
Payables
 Investment securities purchased                                        2,404,170
 Fund shares repurchased                                                   95,696
 Investment advisory fee                                                   18,689
 Distribution fee                                                          16,020
 Transfer agent fee                                                         9,881
 Financial agent fee                                                        6,964
 Administration fee                                                         4,115
 Trustees' fee                                                              3,536
Accrued expenses                                                           75,548
                                                                      -----------
  Total liabilities                                                     2,634,619
                                                                      -----------
Net Assets                                                            $32,373,651
                                                                      ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest                      $36,082,503
Undistributed net investment loss                                        (520,195)
Accumulated net realized loss                                          (1,345,563)
Net unrealized depreciation                                            (1,843,094)
                                                                      -----------
Net Assets                                                            $32,373,651
                                                                      ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,041,611)                      1,981,966

Net asset value per share                                                   $9.10
Offering price per share
  $9.10/(1-4.75%)                                                           $9.55

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $14,332,040)                      1,585,913

Net asset value and offering price per share                                $9.04


                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 1998
                                  (Unaudited)


Investment income
Dividends                                                     $   177,217
Interest                                                          110,651
Foreign taxes withheld                                            (20,554)
                                                              -----------
   Total investment income                                        267,314
                                                              -----------
Expenses
Investment advisory fee                                           159,649
Distribution fee--Class A                                          26,376
Distribution fee--Class B                                          82,319
Financial agent fee                                                41,337
Administration fee                                                 28,173
Transfer agent                                                     42,814
Custodian                                                          38,199
Registration                                                       24,885
Printing                                                           17,805
Professional                                                       16,360
Trustees                                                            9,908
Miscellaneous                                                       8,620
                                                              -----------
   Total expenses                                                 496,445
   Less expenses borne by investment adviser                      (40,280)
                                                              -----------
   Net expenses                                                   456,165
                                                              -----------
Net investment loss                                              (188,851)
                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                 2,944,047
Net realized loss on foreign currency transactions                (10,787)
Net change in unrealized appreciation (depreciation)
  on investments                                               (6,065,402)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                2,677
                                                              -----------
Net loss on investments                                        (3,129,465)
                                                              -----------
Net decrease in net assets resulting from
  operations                                                  ($3,318,316)
                                                              ===========


16                             See Notes to Financial Statements

Global Small Cap Series

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Six Months
                                                                                            Ended           From Inception
                                                                                      January 31, 1998     September 4, 1996
                                                                                         (Unaudited)       to July 31, 1997
                                                                                     ------------------   ------------------
From Operations
 Net investment loss                                                                    $   (188,851)         $  (172,876)
 Net realized gain (loss)                                                                  2,933,260           (1,105,748)
 Net change in unrealized appreciation (depreciation)                                     (6,062,725)           4,219,631
                                                                                         -----------          -----------
 Increase (decrease) in net assets resulting from operations                              (3,318,316)           2,941,007
                                                                                         -----------          -----------
From Distributions to Shareholders
 Net investment income--Class A                                                             (128,166)                  --
 Net investment income--Class B                                                              (40,370)                  --
 Net realized gains--Class A                                                              (1,774,167)                  --
 Net realized gains--Class B                                                              (1,459,865)                  --
                                                                                         -----------          -----------
 Decrease in net assets from distributions to shareholders                                (3,402,568)                  --
                                                                                         -----------          -----------
From Share Transactions
Class A
 Proceeds from sales of shares (138,463 and 2,544,464 shares, respectively)                1,471,540           26,115,134
 Net asset value of shares issued from reinvestment of distributions (207,241 and
  0 shares, respectively)                                                                  1,850,662                   --
 Cost of shares repurchased (517,764 and 390,438 shares, respectively)                    (5,418,577)          (4,060,236)
                                                                                         -----------          -----------
Total                                                                                     (2,096,375)          22,054,898
                                                                                         -----------          -----------
Class B
 Proceeds from sales of shares (88,857 and 1,768,033 shares, respectively)                   922,059           18,246,161
 Net asset value of shares issued from reinvestment of distributions (151,380 and
  0 shares, respectively)                                                                  1,342,739                   --
 Cost of shares repurchased (259,006 and 163,351 shares, respectively)                    (2,605,820)          (1,710,134)
                                                                                         -----------          -----------
Total                                                                                       (341,022)          16,536,027
                                                                                         -----------          -----------
 Increase (decrease) in net assets from share transactions                                (2,437,397)          38,590,925
                                                                                         -----------          -----------
 Net increase (decrease) in net assets                                                    (9,158,281)          41,531,932
Net Assets
 Beginning of period                                                                      41,531,932                    0
                                                                                         -----------          -----------
 End of period (including undistributed net investment loss of ($520,195)
  and ($162,808), respectively)                                                          $32,373,651          $41,531,932
                                                                                         ===========          ===========


See Notes to Financial Statements
                                                                             17

Global Small Cap Series

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                Class A
                                           -------------------------------------------------
                                                  Six Months
                                                     Ended               From Inception
                                                    1/31/98                 9/4/96 to
                                                  (Unaudited)                7/31/97
                                           ------------------------ ------------------------
Net asset value, beginning of period                 $11.08                   $10.00
Income from investment operations
 Net investment income (loss)                         (0.04)(4)(5)             (0.03)(4)(5)
 Net realized and unrealized gain (loss)              (0.90)                    1.11
                                                     ------                   ------
  Total from investment operations                    (0.94)                    1.08
                                                     ------                   ------
Less distributions
 Dividends from net investment income                 (0.07)                      --
 Dividends from net realized gains                    (0.97)                      --
                                                     ------                   ------
  Total distributions                                 (1.04)                      --
                                                     ------                   ------
Change in net asset value                             (1.98)                    1.08
                                                     ------                   ------
Net asset value, end of period                        $9.10                   $11.08
                                                     ======                   ======
Total return(1)                                       (8.31)%(3)               10.80%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)               $18,042                  $23,874
Ratio to average net assets of:
 Operating expenses                                    2.10%(2)                 2.10%(2)
 Net investment income (loss)                         (0.68)%(2)               (0.32)%(2)
Portfolio turnover                                       96%(3)                  162%(3)
Average commission rate paid(7)                     $0.0119                  $0.0127


                                                                Class B
                                           -------------------------------------------------
                                                  Six Months
                                                     Ended               From Inception
                                                    1/31/98                 9/4/96 to
                                                  (Unaudited)                7/31/97
                                           ------------------------ ------------------------
Net asset value, beginning of period                $11.00                   $10.00
Income from investment operations
 Net investment income (loss)                        (0.07)(4)(6)             (0.10)(4)(6)
 Net realized and unrealized gain (loss)             (0.89)                    1.10
                                                    ------                   ------
  Total from investment operations                   (0.96)                    1.00
                                                    ------                   ------
Less distributions
 Dividends from net investment income                (0.03)                      --
 Dividends from net realized gains                   (0.97)                      --
                                                    ------                   ------
  Total distributions                                (1.00)                      --
                                                    ------                   ------
Change in net asset value                            (1.96)                    1.00
                                                    ------                   ------
Net asset value, end of period                       $9.04                   $11.00
                                                    ======                   ======
Total return(1)                                      (8.59)%(3)               10.00%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)              $14,332                  $17,658
Ratio to average net assets of:
 Operating expenses                                   2.85%(2)                 2.85%(2)
 Net investment income (loss)                         1.43)%(2)               (1.07)%(2)
Portfolio turnover                                      96%(3)                  162%(3)
Average commission rate paid(7)                    $0.0119                  $0.0127


 (1) Maximum sales charges are not reflected in the total return calculation.
 (2) Annualized
 (3) Not annualized
 (4) Computed using average shares outstanding.
 (5) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.05, respectively.
 (6) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.05, respectively.
 (7) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


18                             See Notes to Financial Statements

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     The Phoenix-Aberdeen Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series. Each Series has distinct investment objectives.

     The New Asia Series seeks as its investment objective long-term capital appreciation through investing in equity securities of issuers located in at least three different countries throughout Asia other than Japan. The Global Small Cap Series seeks as its investment objective long-term capital appreciation through investing in a globally diversified portfolio of equity securities of small and medium sized companies.

     Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

     Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 1998 (Unaudited) (Continued)

amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Expenses:

     Expenses incurred by the Fund with respect to more than one Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

H. Repurchase agreements:

     A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     Phoenix-Aberdeen International Advisors, LLC ("PAIA" or the "Adviser") serves as the investment adviser to the Fund. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Asset Management PLC (previously known as Aberdeen Trust
PLC).

     PAIA is entitled to a fee at an annual rate of 0.85% of the average daily net assets of each Series. Pursuant to sub-advisory agreements, the Adviser delegates certain investment decisions and functions to other entities. Phoenix Investment Counsel, Inc. ("PIC"), an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average daily net assets of each Series from PAIA for providing cash management and other services, as needed. In addition, PAIA allocates certain assets of the Global Small Cap Series for management by PIC. PAIA pays a sub-advisory fee to PIC at an annual rate of 0.40% of the average daily net assets of the Global Small Cap Series so allocated. PAIA also pays a sub-advisory fee to Aberdeen at an annual rate of 0.40% of the average net assets of the New Asia Series and 0.40% of the average net assets of the Global Small Cap Series allocated to Aberdeen by the Adviser for management.

     The Adviser has agreed to reimburse the New Asia Series and the Global Small Cap Series to the extent that other operating expenses (excluding advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.00% of the average daily net assets for Class A and Class B shares for each Series.

     Phoenix Equity Planning Corporation ("PEPCO" or the "Distributor"), an indirect, majority-owned subsidiary of PHL, which serves as the national distributor of the Fund's shares, has advised the Fund that it retained net selling commissions of $4,186 for Class A shares and deferred sales charges of $83,005 for Class B shares for the six months ended January 31, 1998. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Series. The Distributor has advised the Fund that of the total amount expensed for the six months ended January 31, 1998, $115,450 was retained by the Distributor, $21,592 was paid out to unaffiliated participants and $5,494 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent to the Fund and to each Series, PEPCO receives a fee for bookkeeping and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. As Administrator for the Fund, Phoenix Duff & Phelps Corporation ("PDP"), an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average daily net assets of each Series for administrative services.

     PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended January 31, 1998, transfer agent fees were $71,104 of which PEPCO retained $12,035 which is net of fees paid to State Street.

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 1998 (Unaudited) (Continued)

     At January 31, 1998, PHL and its affiliates held Fund shares which aggregated the following:


                                            Aggregate
                                Shares   Net Asset Value
                              --------- ----------------
New Asia Series Class A .....  305,646     $1,956,136
New Asia Series Class B .....   10,470         66,695
Global Small Cap Series
   Class A ..................  547,011      4,977,802
Global Small Cap Series
   Class B ..................   11,123        100,551

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the six months ended January 31, 1998 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:


                                Purchases       Sales
                              ------------- -------------
New Asia Series .............  $ 2,814,493   $ 4,005,207
Global Small Cap Series .....   32,280,250    38,287,623


     There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended January 31, 1998.

4. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series' ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

     At July 31, 1997, the Global Small Cap Series had a capital loss carryover of $166,196, expiring in 2005, which may be used to offset future capital gains.

     Under current tax law, foreign currency and capital losses realized after October 31, 1996, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended July 31, 1997, the following foreign currency and capital losses were deferred:


New Asia Series .................  $  4,097
Global Small Cap Series .........   777,042


     This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ABERDEEN SERIES FUND

101 Munson Street
Greenfield, MA 01301

Trustees

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
Chong Yoon Chou, Senior Vice President
Christopher D. Fishwick, Senior Vice President
Vivek Gandhi, Senior Vice President
Peter Hames, Senior Vice President
Gawaine Lewis, Senior Vice President
William J. Newman, Senior Vice President
Hugh Young, Senior Vice President
Shahreza Yusof, Senior Vice President
John D. Kattar, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Julie L. Sapia, Vice President
Dorothy J. Skaret, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

Investment Adviser

Phoenix-Aberdeen International Advisors, LLC
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

How to Contact Us

Customer Service                  1-800-243-1574 (option 0)
Automated Voice Response Unit     1-800-243-1574 (option 1)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

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






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






                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Phoenix Funds
PO Box 2200
Enfield CT 06083-2200


[Phoenix Duff & Phelps Logo]


PDP 190 (3/98)


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